Pensions and other postretirement benefits (Details 1) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Actual asset allocation	100.00%	100.00%	100.00%	100.00%
Expected going concern basis excess (deficit) funded status	CAD 2,300
Expected solvency basis excesss (deficit) funded status	200
Going concern basis excess (deficit) funded status	1,900
Solvency basis excesss (deficit) funded status	700
Cash contribution to pension plan, expected to be	115
Actual contributions for all pension plans contributed in next fiscal year	CAD 60
Policy	100.00%
Percentage of plan assets denominated in European currencies	8.00%
Percentage of plan assets denominated in other currencies	8.00%
CAD
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Percentage of plan assets denominated in foreign currency	66.00%
Debt instrument, face amount	CAD 9,245	CAD 7,973
USD
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Percentage of plan assets denominated in foreign currency	13.00%
Debt instrument, face amount | $			$ 6,680	$ 6,873
JPY
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Percentage of plan assets denominated in foreign currency	5.00%
Cash and short-term investments
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Actual asset allocation	2.00%	3.00%	2.00%	3.00%
Policy	3.00%
Bonds and mortgages
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Actual asset allocation	30.00%	29.00%	30.00%	29.00%
Policy	37.00%
Percentage of bonds guaranteed by governments and corporate entities (in hundredths)	74.00%	82.00%
Equities
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Actual asset allocation	40.00%	39.00%	40.00%	39.00%
Policy	45.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	2.00%	2.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	22.00%	23.00%
Real Estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Actual asset allocation	2.00%	2.00%	2.00%	2.00%
Policy	4.00%
Oil and gas
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Actual asset allocation	5.00%	8.00%	5.00%	8.00%
Policy	7.00%
Infrastructure
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Actual asset allocation	7.00%	5.00%	7.00%	5.00%
Policy	4.00%
Absolute Return [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Actual asset allocation	11.00%	10.00%	11.00%	10.00%
Policy	0.00%
Risk-based allocation
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Actual asset allocation	3.00%	4.00%	3.00%	4.00%
Policy	0.00%